Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Management fees	$ 232,290	$ 155,812	$ 450,397	$ 332,261	$ 678,610	$ 390,023
Management fee payable	83,551		83,551		75,278	48,081
Sponsor [Member]
Related Party Transaction [Line Items]
Expense reimbursement	193,761	221,316	588,511	557,688	813,233	832,036
Unreimbursed expenses			203		322	370
Management fees	232,290	$ 155,812	450,397	$ 332,261	678,610	390,023
Management fee payable	$ 83,551		$ 83,551		$ 75,278	$ 48,081
Related party transaction, description of transaction			On March 27, 2024, the Trust effected a redemption of 2,400,000 Units in the amount of $54,057,318 for an affiliated investor, Anax Trading, LLC which is under common control with the Sponsor. This redemption represented approximately 29% of Units of the Trust. The aggregate number of Units owned by related parties was 262,937, valued at $9,178,743, and 538,490 Units, valued at $16,387,065 on June 30, 2025, and December 31, 2024, respectively.		On March 27, 2024, the Trust effected a redemption of 2,400,000 Units in the amount of $54,057,318 for an affiliated investor, Anax Trading, LLC which is under common control with the Sponsor. This redemption represented approximately 29% of Units of the Trust. The aggregate number of Units owned by related parties was 538,490, valued at $16,387,065, and 2,938,490 Units, valued at $40,679,711 on December 31, 2024, and December 31, 2023, respectively.